Document and Entity Information	Sep. 08, 2021
Cover [Abstract]
Document Type	8-K
Entity Address, Address Line One	400 Crossing Boulevard
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	908
Local Phone Number	809-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares
Trading Symbol	OSMT
Security Exchange Name	NASDAQ
Document Period End Date	Sep. 08, 2021
Entity Registrant Name	Osmotica Pharmaceuticals plc
Entity File Number	001-38709
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	00-0000000
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001739426
Amendment Flag	false